Leases - Summary of lease payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Leases [Abstract]
Principal lease payments	$ 522	$ 455	$ 426
Interest payments on leases	67	67
Short life leases	269	217	269
Variable lease components	84	46	$ 40
Low value leases (>12 months in duration)	3	3
Total lease payments	$ 945	$ 788